3) Risk Management (Details Text) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Portion concerning Market Risk		80.00%
Maximum credit risk exposure		R$ 1,847,859,403
Cash and balances with banks		107,602,594	R$ 109,610,999
Financial assets at fair value through other comprehensive income		185,841,975 [1]	192,450,010
Items not recorded in the consolidated balance sheet (recorded in clearing accounts)		336,190,239
Balance of credit operations		R$ 354,814,000	311,522,000
Value at Risk (VaR)		99.00%
VaR of Trading Portfolio net of tax effects		R$ 12,207
Total amount of net assets (HQLA)		R$ 244,800,000	112,900,000
Redemptions and non-renewals retail and wholesale funding without collateral (unsecured)		68.30%
Regarding cash inflows		R$ 49,100,000
Stable funding resources available and required		R$ 125,776,112
ASF the funding of Retail		43.00%
ASF the funding of Wholesale		31.00%
Loan operations of the RSF		42.00%
Other assets of the RSF		31.00%
Weighted Average [Member]
Statement Line Items [Line Items]
NSFR (%)	[2]	120.30%
Average in the year [Member]
Statement Line Items [Line Items]
Value at risk		R$ 187,519	160,661
Maximum in the year [Member]
Statement Line Items [Line Items]
Value at risk		R$ 380,446	R$ 286,273
Scenario 1 [Member] | Exchange Rate [Member]
Statement Line Items [Line Items]
Average foreign exchange rate		5.18
Scenario 1 [Member] | Scenario was used [Member]
Statement Line Items [Line Items]
Average foreign exchange rate		5.23
Scenario 1 [Member] | For A 1-Year Fixed Interest Rate [Member]
Statement Line Items [Line Items]
Applicable tax rate		2.86%
Scenario 1 [Member] | Scenario was applied [Member]
Statement Line Items [Line Items]
Applicable tax rate		2.87%
Scenario 2 [Member] | Exchange Rate [Member]
Statement Line Items [Line Items]
Average foreign exchange rate		5.18
Scenario 2 [Member] | Scenario was used [Member]
Statement Line Items [Line Items]
Average foreign exchange rate		6.47
Scenario 2 [Member] | For A 1-Year Fixed Interest Rate [Member]
Statement Line Items [Line Items]
Applicable tax rate		2.86%
Scenario 2 [Member] | Scenario was applied [Member]
Statement Line Items [Line Items]
Applicable tax rate		3.57%
Scenario 3 [Member] | Exchange Rate [Member]
Statement Line Items [Line Items]
Average foreign exchange rate		5.18
Scenario 3 [Member] | Scenario was used [Member]
Statement Line Items [Line Items]
Average foreign exchange rate		7.77
Scenario 3 [Member] | For A 1-Year Fixed Interest Rate [Member]
Statement Line Items [Line Items]
Applicable tax rate		2.86%
Scenario 3 [Member] | Scenario was applied [Member]
Statement Line Items [Line Items]
Applicable tax rate		4.29%
Daily Hypothetical And Effective PL Over The Last 250 Business Days [Member]
Statement Line Items [Line Items]
Value at Risk (VaR)		99.00%	99.00%
Maximum credit risk exposure had an increase [Member]
Statement Line Items [Line Items]
Credit risk exposure		13.80%
Cash and bank deposits [Member]
Statement Line Items [Line Items]
Credit risk exposure		5.80%
Financial assets at fair value through profit or loss [Member]
Statement Line Items [Line Items]
Credit risk exposure		14.90%
Financial assets at fair value through other comprehensive income [Member]
Statement Line Items [Line Items]
Credit risk exposure		10.10%
Loans and advances to financial institutions [Member]
Statement Line Items [Line Items]
Credit risk exposure		10.40%
Loans and advances to customers [Member]
Statement Line Items [Line Items]
Credit risk exposure		27.80%
Financial assets at amortized cost [Member]
Statement Line Items [Line Items]
Credit risk exposure		10.00%
Other financial assets [Member]
Statement Line Items [Line Items]
Credit risk exposure		2.80%
Items not recorded in the consolidated balance sheet (recorded in clearing accounts) [Member]
Statement Line Items [Line Items]
Credit risk exposure		18.20%

[1]	In June 2020, Management decided to reclassify the Securities measured at fair value through other comprehensive income to be measured at amortized cost, in the amount of R$20,009,471 thousand. This reclassification was the result of the alignment of risk and capital management. Without considering this reclassification of the securities it would have been recognized in other comprehensive income fair value changes in the amount of R$1,794,263 thousand.
[2]	Corresponding to the value after applying the weighting factors;